Initial Public Offering	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
Pursuant to the IPO on March 25, 2021, the Company sold 35,000,000 Units, at a price of $10.00 per Unit. On April 13, 2021, the underwriter exercised their full over-allotment option which resulted in the sale of an additional 5,250,000 Units, for a total aggregate of 40,250,000 Units sold in connection with the IPO. Each Unit consists of one share of Class A Ordinary Shares, par value $0.0001 per share, and one-fifth
of one redeemable warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A Ordinary Shares at a price of $11.50 per share. Each whole warrant will become exercisable 30 days from the completion of the initial Business Combination or 12 months from the closing of the public offering and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation.
All of the 40,250,000 Class A ordinary share sold as part of the Units in the IPO contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s certificate of incorporation. In accordance with SEC guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require ordinary share subject to redemption to be classified outside of permanent equity.
The Class A ordinary shares are accounted for in accordance to codified in ASC
480-10-S99.
If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value immediately as they occur. Immediately upon the closing of the IPO, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable ordinary shares resulted in charges against additional paid-in
capital and accumulated deficit.
As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$402,500,000
Less:
Proceeds allocated to Public Warrants	(10,101,143)
Ordinary share issuance costs	(22,162,529)
Plus:
Accretion of carrying value to redemption value	32,263,672
Contingently redeemable ordinary shares	$402,500,000